Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds IV
Entity Central Index Key	0001738074
Document Period End Date	Jun. 30, 2024
C000202323 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Institutional Shares
Trading Symbol	BIMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Institutional Shares	3.56%	10.34%	3.51%	4.23%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.23
ICE BofA 3-Month U.S. Treasury Bill Index	2.63	5.40	2.16	1.66

Performance Inception Date	May 19, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,626,937,157
Holdings Count | Holding	2,491
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,626,937,157
Number of Portfolio Holdings	2,491
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets(a)(b)
Corporate Bonds	60.6%
Non-Agency Mortgage-Backed Securities	22.9
U.S. Government Sponsored Agency Securities	11.3
Common Stocks	10.6
Asset-Backed Securities	1.7
U.S. Treasury Obligations	0.7
Money Market Funds	0.6
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	13.7%	2.5%	16.2%
Consumer Discretionary	6.9	3.2	10.1
Industrials	5.3	3.4	8.7
Health Care	5.0	3.3	8.3
Energy	5.8	1.8	7.6
Information Technology	4.6	2.2	6.8
Materials	4.2	2.3	6.5
Consumer Staples	4.2	1.9	6.1
Communication Services	4.3	1.1	5.4
Utilities	3.5	1.4	4.9
Real Estate	1.6	1.2	2.8
Other(d)	16.6	—	16.6
	75.7	24.3	100.0
(a)	Excludes underlying investment in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.8%), Non-Agency Mortgaged-Backed Securities (10.6%) and U.S. Government Sponsored Agency Obligations (5.2%).

C000202321 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Investor A Shares
Trading Symbol	BAMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Investor A Shares	3.46%	10.09%	3.24%	3.97%
Investor A Shares (with sales charge)	(0.68)	5.69	2.40	3.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.23
ICE BofA 3-Month U.S. Treasury Bill Index	2.63	5.40	2.16	1.66

Performance Inception Date	May 19, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,626,937,157
Holdings Count | Holding	2,491
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,626,937,157
Number of Portfolio Holdings	2,491
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets(a)(b)
Corporate Bonds	60.6%
Non-Agency Mortgage-Backed Securities	22.9
U.S. Government Sponsored Agency Securities	11.3
Common Stocks	10.6
Asset-Backed Securities	1.7
U.S. Treasury Obligations	0.7
Money Market Funds	0.6
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	13.7%	2.5%	16.2%
Consumer Discretionary	6.9	3.2	10.1
Industrials	5.3	3.4	8.7
Health Care	5.0	3.3	8.3
Energy	5.8	1.8	7.6
Information Technology	4.6	2.2	6.8
Materials	4.2	2.3	6.5
Consumer Staples	4.2	1.9	6.1
Communication Services	4.3	1.1	5.4
Utilities	3.5	1.4	4.9
Real Estate	1.6	1.2	2.8
Other(d)	16.6	—	16.6
	75.7	24.3	100.0
(a)	Excludes underlying investment in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.8%), Non-Agency Mortgaged-Backed Securities (10.6%) and U.S. Government Sponsored Agency Obligations (5.2%).

C000202322 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Investor C Shares
Trading Symbol	BMBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$96	1.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Investor C Shares	3.08%	9.30%	2.50%	3.30%
Investor C Shares (with sales charge)	2.08	8.30	2.50	3.30
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.23
ICE BofA 3-Month U.S. Treasury Bill Index	2.63	5.40	2.16	1.66

Performance Inception Date	May 19, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,626,937,157
Holdings Count | Holding	2,491
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,626,937,157
Number of Portfolio Holdings	2,491
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets(a)(b)
Corporate Bonds	60.6%
Non-Agency Mortgage-Backed Securities	22.9
U.S. Government Sponsored Agency Securities	11.3
Common Stocks	10.6
Asset-Backed Securities	1.7
U.S. Treasury Obligations	0.7
Money Market Funds	0.6
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	13.7%	2.5%	16.2%
Consumer Discretionary	6.9	3.2	10.1
Industrials	5.3	3.4	8.7
Health Care	5.0	3.3	8.3
Energy	5.8	1.8	7.6
Information Technology	4.6	2.2	6.8
Materials	4.2	2.3	6.5
Consumer Staples	4.2	1.9	6.1
Communication Services	4.3	1.1	5.4
Utilities	3.5	1.4	4.9
Real Estate	1.6	1.2	2.8
Other(d)	16.6	—	16.6
	75.7	24.3	100.0
(a)	Excludes underlying investment in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.8%), Non-Agency Mortgaged-Backed Securities (10.6%) and U.S. Government Sponsored Agency Obligations (5.2%).

C000222461 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Class K Shares
Trading Symbol	BKMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Class K Shares	3.66%	10.49%	3.59%	4.27%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.23
ICE BofA 3-Month U.S. Treasury Bill Index	2.63	5.40	2.16	1.66

Performance Inception Date	May 19, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,626,937,157
Holdings Count | Holding	2,491
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,626,937,157
Number of Portfolio Holdings	2,491
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets(a)(b)
Corporate Bonds	60.6%
Non-Agency Mortgage-Backed Securities	22.9
U.S. Government Sponsored Agency Securities	11.3
Common Stocks	10.6
Asset-Backed Securities	1.7
U.S. Treasury Obligations	0.7
Money Market Funds	0.6
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	13.7%	2.5%	16.2%
Consumer Discretionary	6.9	3.2	10.1
Industrials	5.3	3.4	8.7
Health Care	5.0	3.3	8.3
Energy	5.8	1.8	7.6
Information Technology	4.6	2.2	6.8
Materials	4.2	2.3	6.5
Consumer Staples	4.2	1.9	6.1
Communication Services	4.3	1.1	5.4
Utilities	3.5	1.4	4.9
Real Estate	1.6	1.2	2.8
Other(d)	16.6	—	16.6
	75.7	24.3	100.0
(a)	Excludes underlying investment in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.8%), Non-Agency Mortgaged-Backed Securities (10.6%) and U.S. Government Sponsored Agency Obligations (5.2%).